Other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Changes in Accumulated Other Comprehensive Loss by Component [1]
		Year ended December 31,
(In thousands)		2013	2012	2011
Foreign currency translation	Beginning Balance	$(31,277)	$(28,829)	$(36,151)
	Other comprehensive loss before
	reclassifications	(4,822)	(2,448)	(2,762)
	Amounts reclassified from accumulated other
	comprehensive loss	-	-	10,084
	Net change	(4,822)	(2,448)	7,322
	Ending balance	$(36,099)	$(31,277)	$(28,829)
Adjustment of pension and
postretirement benefit plans	Beginning Balance	$(225,846)	$(216,058)	$(130,080)
	Other comprehensive income (loss) before
	reclassifications	104,272	(27,699)	(94,386)
	Amounts reclassified from accumulated other
	comprehensive loss for amortization
	of net losses	17,272	18,051	9,081
	Amounts reclassified from accumulated other
	comprehensive loss for amortization
	of prior service cost	-	(140)	(673)
	Net change	121,544	(9,788)	(85,978)
	Ending balance	$(104,302)	$(225,846)	$(216,058)
Unrealized net holding gains
(losses) on investments	Beginning Balance	$154,568	$203,078	$159,700
	Other comprehensive (loss) gain before
	reclassifications	(201,119)	(50,204)	50,203
	Amounts reclassified from accumulated other
	comprehensive income	(1,793)	1,694	(6,825)
	Net change	(202,912)	(48,510)	43,378
	Ending balance	$(48,344)	$154,568	$203,078
Unrealized net gains (losses)
on cash flow hedges	Beginning Balance	$(313)	$(739)	$570
	Other comprehensive income (loss) before
	reclassifications	1,436	(9,457)	(8,089)
	Amounts reclassified from other accumulated other
	comprehensive loss	(1,123)	9,883	6,780
	Net change	313	426	(1,309)
	Ending balance	$-	$(313)	$(739)
	Total	$(188,745)	$(102,868)	$(42,548)
[1] All amounts presented are net of tax.

Reclassification Out Of Accumulated Other Comprehensive Income [Table Text Block]
	Reclassifications Out of Accumulated Other Comprehensive Loss
	Affected Line Item in the	Year ended December 31,
(In thousands)	Consolidated Statements of Operations	2013	2012	2011
Foreign currency translation
Cumulative translation adjustment
reclassified into earnings	Other operating income	$-	$-	$(10,084)
	Total before tax	-	-	(10,084)
	Total net of tax	$-	$-	$(10,084)

Adjustment of pension and postretirement benefit plans
Amortization of net losses	Personnel costs	$(24,674)	$(25,159)	$(12,973)
Amortization of prior service cost	Personnel costs	-	200	961
	Total before tax	(24,674)	(24,959)	(12,012)
	Income tax benefit	7,402	7,048	3,604
	Total net of tax	$(17,272)	$(17,911)	$(8,408)
Unrealized holding gains on investments
Realized gain (loss) on sale of securities	Net gain (loss) on sale and valuation adjustments
	of investment securities	$2,110	$(1,707)	$8,044
	Total before tax	2,110	(1,707)	8,044
	Income tax (expense) benefit	(317)	13	(1,219)
	Total net of tax	$1,793	$(1,694)	$6,825
Unrealized net losses on cash flow hedges
Forward contracts	Mortgage banking activities	$1,839	$(14,119)	$(9,686)
	Total before tax	1,839	(14,119)	(9,686)
	Income tax (expense) benefit	(716)	4,236	2,906
	Total net of tax	$1,123	$(9,883)	$(6,780)
	Total reclassification adjustments, net of tax	$(14,356)	$(29,488)	$(18,447)